Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2020 and 2019 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.20	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	27,671	—	27,671	(25,086)	2,585

Total	27,671	—	27,671	(25,086)	2,585

Financial Liabilities
Derivate Instruments	31,493	—	31,493	(25,086)	6,407

Total	31,493	—	31,493	(25,086)	6,407

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.19	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	116,438	—	116,438	(99,124)	17,314

Total	116,438	—	116,438	(99,124)	17,314

Financial Liabilities
Derivate Instruments	170,930	—	170,930	(99,124)	71,806

Total	170,930	—	170,930	(99,124)	71,806